Cash flow statement	12 Months Ended
Mar. 31, 2019
Cash Flow Statement [Abstract]
Cash flow statement
Cash flow statement
32.1    The following convention applies to figures other than adjustments:
Outflows of cash are represented by figures in brackets. Inflows of cash are represented by figures without brackets.
32.2    Reconciliation of profit for the year before taxation to cash generated from operations:

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Profit before taxation	340,298	214,883	148,253
Adjustments	346,614	279,727	197,023
– (Profit)/loss on disposal of property, plant and equipment and intangible assets (note 23)	(586)	(1,264)	262
– Depreciation (notes 6 and 24)	183,478	151,945	98,508
– Amortization (notes 7 and 24)	64,877	63,926	44,734
– Amortization of capitalized commission assets (notes 8 and 24)	30,477	*	*
– Impairment of intangible assets (notes 7 and 24)	930	2,687	3,166
– Impairment/(reversal of impairment) of property, plant and equipment (notes 6 and 24)	—	9	(791)
– Finance income (note 25)	(11,903)	(8,951)	(14,592)
– Finance costs (note 26)	10,900	3,947	5,677
– Equity-settled share-based payments (notes 14 and 24)	12,140	9,000	2,247
– Cash-settled share-based payments (notes 21 and 24)	—	1,352	—
– Foreign exchange losses/(gains) (notes 25 and 26)	(383)	5,073	(1,476)
– Impairment of receivables (note 10)	29,725	24,143	17,713
– Write-down of inventory to net realizable value (notes 9 and 24)	4,112	9,294	9,967
– Increase in provisions	26,352	18,950	31,821
– Lease straight-line adjustment	—	(384)	(213)
– Significant financing revenue adjustment	(4,542)	*	*
– Fixed escalations revenue adjustment	1,037	*	*
Cash generated from operations before working capital changes	686,912	494,610	345,276

Changes in working capital	(145,480)	(81,585)	31,839
– Decrease/(increase) in inventories	1,638	(39,858)	28,073
– (Increase)/decrease in trade and other receivables	(123,733)	(49,601)	17,404
– Increase in capitalized commission assets under IFRS 15	(31,769)	*	*
– Decrease in finance lease receivable	—	165	1,009
– Increase in trade and other payables	70,430	8,519	21,993
– Decrease in provisions	(26,117)	(26,709)	(32,854)
– Foreign currency translation differences on working capital	(35,929)	25,899	(3,786)

Cash generated from operations	541,432	413,025	377,115

* Due to the transition method chosen by the Group in applying IFRS 15, comparative information has not been restated to reflect the new requirements. Refer to note 2.1.1.1.